RESTRICTED STOCK AWARDED OUTSIDE THE 2013 STOCK INCENTIVE PLAN - Restricted Stock activity (Details) - Restricted Stock Units (RSUs) [Member] - shares	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Non Vested, Beginning Balance	1,767,000	2,000,000
Awarded	0	0
Vested	(1,767,000)	(233,000)
Forfeited	0	0
Non Vested, Ending Balance		1,767,000